Short-term investments - Summary of Short-term Investments (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Statement [LineItems]
Fixed deposit under lien with banks	₨ 8,238	$ 109	₨ 6,568
Deposits under lien with others	215	3	213
Deposit held as collateral in respect of closure cost	400	5	465
Deposits held as margin money	436	6	2,726
Interest reserve created against interest payment on loans from banks	1,563	21	4,603
Deposits held as restricted balance	566	7
Reserve held against prinicipal portion of loans from banks	₨ 807	$ 11